Disclosures on equity	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about controls capital management [Abstract]
Disclosure of issued capital [text block]
Note 19	Disclosures on equity

The detail and movements in the funds of equity accounts are shown in the consolidated statement of changes in equity.

19.1	Capital management

The main object of capital management relative to the administration of the Company’s financial debt and equity is to ensure the regular conduct of operations and business continuity in the long term, with the constant intention of maintaining an adequate level of liquidity and in compliance with the financial safeguards established in the debt contracts in force. Within this framework, decisions are made in order to maximize the value of SQM.

Capital management must comply with, among others, the limits contemplated in the Financing Policy approved by the Shareholders’ Meeting, which establish a maximum consolidated indebtedness level of 1.5 times the debt to equity ratio. This limit can be exceeded only if the Company’s management has first obtained express approval at an Extraordinary Shareholders’ Meeting.

In addition, capital management must comply with the external capital requirements (or covenants) imposed in its financial obligations, which regulate the indebtedness level to 1.2 times, its strictest level.

In conjunction with the level of indebtedness, it is also important for the Company to maintain a comfortable profile of maturities for its financial obligations, in order to oversee the relation between its short-term financial obligations and the long-term maturities, and the relation they have with the Company’s asset distribution. Consequently, the Company has maintained a liquidity level of 3 times during the last periods.

The Company’s management controls capital management based on the following ratios:

CAPITAL MANAGEMENT	12/31/2018	12/31/2017	Description (1)	Calculation (1)
Net Financial Debt ThUS$	471,755	245,508	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities – Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	4.32	3.29	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
Net Debt / Capitalization	0.18	0.10	Net Financial Debt divided by Total Equity	Net financial debt / Total Equity
ROE	20.7%	19.1%	Profit for the year divided by Total Equity	LTM (2) Profit for the year / Equity
Adjusted EBITDA (ThUS$)	885,652	901,856	Adjusted EBITDA
Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax – Other income – Other gains (losses) - Share of Profit of associates and joint ventures accounted for using the equity method + Other expenses by function + Net impairment gains or reversal (losses) of financial assets – Finance income – Currency differences

EBITDA (ThUS$)	902,450	885,240	EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax
ROA	20.31%	21.3%	(Adjusted EBITDA – Depreciation) divided by Total Assets net of financial resources less related parties’ investments	(LTM Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investments)
Indebtedness	1.00	0.91	Total Liabilities on Equity	Total Liabilities / Total Equity

(1) Assumes the absolute value of the accounting records
(2) Last 12 months

The Company’s capital requirements change according to variables such as working capital needs, new investment financing and dividends, among others. The Company manages its capital structure and makes adjustments on the basis of the predominant economic conditions so as to mitigate the risks associated with adverse market conditions and take advantage of the opportunities there may be to improve the liquidity position.

There have been no changes in the capital management objectives or policy within the years reported in this document. No breaches of external requirements of capital imposed (or covenants) have been recorded.

19.2	Disclosures on preferred share capital

Issued share capital is divided into 263,196,524 fully paid and subscribed shares composed of 142,819,552 Series "A" shares and 120,376,972 Series “B” shares.
All such shares are nominative, have no par value and are fully issued, subscribed and paid.

Series B shares may not exceed 50% of the total issued, subscribed and paid-in shares of the Company and have a limited voting right, in that all of them can only elect one director of the Company, regardless of their equity interest and preferences:
(a)	require the calling of an Ordinary or Extraordinary Shareholders' Meeting when so requested by Series B shareholders representing at least 5% of the issued shares thereof; and
(b)
require the calling of an extraordinary meeting of the board of directors, without the president being able to qualify the need for such a request, when so requested by the director who has been elected by the shareholders of said Series B.

The limitation and preferences of Series B shares have a duration of 50 consecutive and continuous years as of June 3, 1993.
The Series A shares have the preference of being able to exclude the director elected by the Series B shareholders in the voting process in which the president of the board of directors and of the Company must be elected and which follows the one in which the tie that allows such exclusion resulted.
The preference of the Series A shares will have a term of 50 consecutive and continuous years as of June 3, 1993. The form of the titles of the shares, their issuance, exchange, disablement, loss, replacement, assignment and other circumstances thereof shall be governed by the provisions of Law No. 18,046 and its regulations.

At December 31, 2018 and December 31, 2017, the Group does not hold shares of the Parent Company either directly or through its investees.

Detail of types of capital in preference shares:

Type of capital in preferred shares	12/31/2018		12/31/2017
Description of type of capital in preferred shares	Series A	Series B	Series A	Series B
Number of authorized shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of subscribed, partially paid shares	-	-	-	-
Par value of shares in ThUS$	0.9435	2.8464	0.9435	2.8464
Increase (decrease) in the number of current shares	-	-	-	-
Number of current shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	-	-	-	-
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	-	-	-	-
Capital amount in shares ThUS$	134,750	342,636	134,750	342,636
Amount of premium issuance ThUS$	-	-	-	-
Amount of reserves ThUS$	-	-	-	-
Total number of subscribed shares, total	142,819,552	120,376,972	142,819,552	120,376,972

As of December 31, 2018 and December 31, 2017, the Company has not placed any new issuances of shares on the market.

19.3	Disclosures on reserves in equity

As of December 31, 2018 and December 31, 2017, this caption comprises the following:

	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion	(26,307)	(24,913)	(19,463)
Reserve for cash flow hedges	7,971	2,248	64
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	(1,111)	2,937	3,513
Reserve for actuarial gains or losses in defined benefit plans	(6,884)	(5,953)	(4,834)
Other reserves	11,332	11,332	7,832
Total other reserves	(14,999)	(14,349)	(12,888)

Reserves for foreign currency translation differences

This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is that of each company’s origin country and the presentation currency is the US dollar.

Reserve for cash flow hedges

The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos. Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.

Reserve for gains and losses from financial assets measured at fair value through other comprehensive income

This caption includes equity securities which are not held for trading, and which the group has irrevocably elected at initial recognition to recognise in this category. In the event that such equity instruments are fully or partially disposed of, the proportional accumulated effect of accumulated fair value will be transferred to retained earnings.

Reserve for actuarial gains or losses in defined benefit plans

For domestic subsidiaries the effects of changes in assumptions are considered, mainly changes in the discount rate.

The subsidiary SQM North America has established pension plans for its retired employees that are calculated by measuring the projected obligation of staff severance indemnities using a net salary progressive rate net of adjustments to inflation, mortality and turnover assumptions, deducting the resulting amounts at present value using a 5.5% interest rate for 2017 and 2016.

Movements in other reserves and changes in interest were as follows:

Movements	Foreign currency translation difference	Gains from cash flow hedge		Losses from measurement of defined benefit plans		Gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
	Before taxes	Before taxes	Tax	Before taxes	Deferred taxes	Before taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of 1/1/2017	(19,463)	89	(25)	(5,446)	612	4,813	(1,300)	7,832	(12,175)	(713)	(12,888)

Statutory reserve subsidiaries	-	-	-	-	-	-	-	3,500	3,500	-	3,500
Currency translation associates and joint venture	(5,450)	-	-	-	-	-	-	-	(5,450)	-	(5.450)
Adjustment for actuarial gains and losses	-	-	-	(1,401)	282	-	-	-	(1.401)	282	(1,119)
Derivate financial instruments for hedging FVOCI	-	2,159	25	-	-	-	-	-	2,159	25	2,184
Investments in shares at FVOCI	-	-	-	-	-	(26)	(550)	-	(26)	(550)	(576)

Closing balance as of 12/31/2017	(24,913)	2,248	-	(6,847)	894	4,787	(1,850)	11,332	(13,393)	(956)	(14,349)

Currency translation associates and joint venture	(1,394)	-	-	-	-	-	-	-	(1.394)	-	(1,394)
Adjustment for actuarial gains and losses	-	-	-	(1.329)	398	-	-	-	(1.329)	398	(931)
Derivate financial instruments for hedging FVOCI	-	5,723	-	-	-	-	-	-	5,723	-	5,723
Investments in shares at FVOCI	-	-	-	-	-	(5.546)	1,498	-	(5.546)	1,498	(4,048)

Closing balance as of 12/31/2018	(26,307)	7,971	-	(8,176)	1,292	(759)	(352)	11,332	(15,939)	940	(14,999)

Other reserves

This caption corresponds to the legal reserves reported in the individual financial statements of the subsidiaries that are mentioned below and that have been recognized in SQM’s equity through the application of the equity method.

(*) In the case of SQM Iberian S.A., the balance corresponds to the results obtained in the previous financial year which are presented as forming part of other reserves because of local regulations.

	12/31/2018	12/31/2017	12/31/2016
Subsidiary - Associate	ThUS$	ThUS$	ThUS$
SQM Iberian S.A. (*)	9,464	9,464	5,964
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	455	455	455
Doktor Tarsa Tarim Sanayi AS	305	305	305
Total	13,009	13,009	9,509

Corresponds to the acquisition of the subsidiary SQM Iberian S.A., which was already under Company ownership at the acquisition date (IAS 27 R).	(1,677)	(1,677)	(1,677)

Total Other reserves	11,332	11,332	7,832

19.4	Dividend policies

As required by Article 79 of the Chilean Companies Act, unless otherwise decided by unanimous vote of the holders of issued and subscribed shares, we must distribute a cash dividend in an amount equal to at least 30% of our consolidated profit for the year ended as of December 31, unless and except to the extent it has a deficit in retained earnings (losses not absorbed in prior years).

Dividend policy for commercial year 2018.

The Company has defined the following dividend policy:
a)
Distribute and pay, as a final dividend (
dividendo definitivo
) and in favor of the respective shareholders, a percentage of the net income that shall be determined per the following financial parameters:

(i)
100% of the 2018 net income, when the following financial parameters are met:
(a)
that the total sum of cash and cash equivalent, and other current financial assets (“Cash”) divided by the total sum of the current financial liabilities (“Current Financial Liabilities”) is equal to or greater than 2.5 times, and
(b)
the total sum of the current liabilities and the non-current liabilities (“Total Liabilities”) divided by the total sum of the equity (“Equity”) is equal to or less than 1.1 times.

(ii)
80% of the 2018 net income when the following financial parameters are met: (a) that Cash divided by Current Financial Liabilities is equal to or greater than 2.0 times, and (b) the total sum of the Total Liabilities divided by the total Equity is equal to or less than 1.2 times.

(iii)
60% of the 2018 net income when the following financial parameters are met:
(a)
that Cash divided by Current Financial Liabilities is equal to or greater than 1.5 times, and
(b)
Total Liabilities divided by Equity is equal to or less than 1.3 times.

If none of the foregoing financial parameters are met, the Company shall distribute and pay, as a final dividend, and in favor of the respective shareholders, 50% of the 2018 net income.

b)
Distribute and pay, if possible and during 2018, three interim dividends (
dividendos provisorios
) that will be charged against the aforementioned final dividend. These interim dividends shall likely be paid during the month following the approval of the March, June, and September 2018 interim financial statements, respectively. Its amounts shall be calculated as follows:

(i)
For the interim dividends that will be charged to the accumulated net income reflected in the March 2018 interim financial statements, the percentage distributed shall be determined per the financial parameters expressed in letter a) above.

(ii)
For the interim dividends that will be charged to the accumulated net income reflected in the June 2018 interim financial statements, the percentage distributed shall be determined per the financial parameters expressed in letter a) above, discounting the total amount of interim dividends previously distributed during 2017.

(iii)
For the interim dividends that will be charged to the accumulated net income reflected in the September 2018 interim financial statements, the percentage distributed shall be determined per the financial parameters expressed in letter a) above, discounting the total amount of interim dividends previously distributed during 2018.

c)
The amount of the interim dividends mentioned above may vary, pursuant to the information available to the Board of Directors on the date on which it agrees to the distribution of said dividends given that the dividend will not materially or negatively affect SQM’s capacity to impact its investments, fulfill its liabilities, or in general, comply with the investment and finance policy approved at the ordinary shareholders’ meeting.

d)
At the ordinary shareholders meeting that will be held in 2019, the Board of Directors shall propose a final dividend pursuant to the financial parameters expressed in letter a) above, discounting the total amount of the interim dividends previously distributed during 2018.

e)
If there is an excess of net income in 2018, this may be retained and assigned or allocated for financing its own operations, to one or more investment projects of the Company, notwithstanding a future distribution of special dividends (
dividendos eventuales
) charged to the accumulated net income previously approved at the shareholders’ meeting, or the possible and future capitalization of all or part of the latter.

f)	The payment of additional dividends ( dividendos adicionales ) is not considered.

The dividend policy described above corresponds to the intention of the Board of Directors, and the compliance of it shall depend on the net income that the Company ultimately obtains, as well as the results of periodic projections that could impact the Company, or to the existence of determined conditions that may affect it, as applicable. If the dividend policy exposed by the Board of Directors suffers a substantial change, the Company must communicate it as an essential fact.

19.5	Interim and provisional dividends

At the General Ordinary Shareholders' Meeting of April 27, 2018, the shareholders agreed to the payment of a final dividend of US$1.62501 per share from the net profit obtained during the 2017 fiscal year, the amount of US$1.20533 per share must be discounted from the final dividend as it had been already paid in a form of interim dividends. The remaining balance of US$0.41968 per share was paid to shareholders on May 10, 2018.

The Ordinary Shareholders’ Meeting held on April 27, 2018 agreed to change the Company’s Dividend Policy for 2017 which was presented to the Ordinary Shareholders’ Meeting held on April 28, 2017, by incorporating a special dividend of US$100,000,000, equivalent to US$0.37994 per share which would be paid with a charge to the Company’s retained earnings. This dividend was paid to shareholders on May 10, 2018.

On May 23, 2018, the Company's Board of Directors approved the payment of an interim dividend equivalent to US$ 0.43247 per share, charged to 2018 net income. On August 22, 2018, the Board of Directors approved the payment of an interim dividend equivalent to US$ 0.50864 per share, charged to net income for 2018. This amount was paid in its equivalent in national currency according to the value of the Observed Dollar published in the Official Gazette on August 31, 2018.

On November 21, 2018, the Board of Directors approved the payment of an interim dividend equivalent to US$0.31726 per share, charged to net income for 2018. This amount was paid in its equivalent in national currency according to the value of the Dollar Observed in the Official Journal of November 30, 2018.

The dividends presented as deducted from equity are as follows:
	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$
Dividends attributable to owners of the parent	823	55,501	3,014
Provisional dividend	331,199	317,243	225,000
Additional dividend	107,872	-	150,000
Dividend payable	109,669	110,529	-
Total	549,563	483,273	378,014